UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund:  BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Enhanced

             Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
L-3 Communications Holdings, Inc. (a)	25,609	$3,860,045
Raytheon Co. (a)	77,100	10,495,623

		14,355,668
Airlines — 2.2%
Delta Air Lines, Inc. (a)	125,500	4,939,680
Southwest Airlines Co. (a)	207,774	8,080,331
United Continental Holdings, Inc. (a)(b)	26,323	1,381,168

		14,401,179
Auto Components — 2.7%
Goodyear Tire & Rubber Co. (a)	166,400	5,374,720
Lear Corp. (a)	97,753	11,849,619

		17,224,339
Banks — 11.3%
Bank of America Corp. (a)	1,223,848	19,153,221
Citigroup, Inc. (a)	156,817	7,406,467
JPMorgan Chase & Co. (a)	343,755	22,890,646
SunTrust Banks, Inc. (a)	187,970	8,233,086
U.S. Bancorp (a)	352,815	15,132,235

		72,815,655
Beverages — 1.4%
Dr. Pepper Snapple Group, Inc. (a)	97,100	8,866,201
Biotechnology — 4.2%
Amgen, Inc. (a)	34,000	5,671,540
Biogen, Inc. (a)(b)	29,310	9,174,909
Gilead Sciences, Inc. (a)	156,151	12,354,667

		27,201,116
Building Products — 0.7%
Owens Corning	82,800	4,420,692
Capital Markets — 1.4%
Goldman Sachs Group, Inc. (a)	57,201	9,224,805
Chemicals — 0.8%
Dow Chemical Co. (a)	46,541	2,412,220
Eastman Chemical Co.	34,950	2,365,416

		4,777,636
Communications Equipment — 2.7%
Cisco Systems, Inc. (a)	554,922	17,602,126
Construction & Engineering — 0.6%
AECOM (a)(b)	74,747	2,222,228
EMCOR Group, Inc. (a)	31,000	1,848,220

		4,070,448
Consumer Finance — 1.0%
SLM Corp. (b)	838,876	6,266,404
Containers & Packaging — 1.7%
Avery Dennison Corp. (a)	44,900	3,492,771
Packaging Corp. of America (a)	91,443	7,430,658

		10,923,429

Common Stocks	Shares	Value
Diversified Telecommunication Services — 0.2%
AT&T Inc. (a)	37,700	$1,530,998
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp. (a)	110,080	5,033,958
Flex Ltd. (a)(b)	268,800	3,661,056

		8,695,014
Energy Equipment & Services — 0.3%
Schlumberger Ltd. (a)	25,469	2,002,882
Food & Staples Retailing — 4.0%
CVS Health Corp. (a)	141,696	12,609,527
Walgreens Boots Alliance, Inc. (a)	163,500	13,181,370

		25,790,897
Food Products — 0.9%
Tyson Foods, Inc., Class A (a)	76,116	5,683,582
Health Care Providers & Services — 7.3%
Aetna, Inc. (a)(c)	127,300	14,696,785
Centene Corp. (a)(b)	125,600	8,410,176
Cigna Corp. (a)	28,270	3,684,146
Humana, Inc. (a)	34,118	6,035,133
Laboratory Corp. of America Holdings (a)(b)	49,889	6,858,740
UnitedHealth Group, Inc. (a)	52,506	7,350,840

		47,035,820
Hotels, Restaurants & Leisure — 2.6%
Carnival Corp. (a)	274,768	13,414,174
Wyndham Worldwide Corp. (a)	53,243	3,584,851

		16,999,025
Household Durables — 1.5%
DR Horton, Inc. (a)	173,148	5,229,070
Lennar Corp., Class A (a)	60,253	2,551,112
NVR, Inc. (b)	1,181	1,936,687

		9,716,869
Insurance — 1.2%
American International Group, Inc. (a)	95,854	5,687,976
Travelers Cos., Inc. (a)	18,748	2,147,583

		7,835,559
Internet Software & Services — 4.8%
Alphabet, Inc., Class A (a)(b)	33,369	26,830,678
Facebook, Inc., Class A (a)(b)	18,685	2,396,725
GoDaddy, Inc., Class A (a)(b)	40,800	1,408,824

		30,636,227
IT Services — 1.6%
Amdocs Ltd. (a)	89,991	5,205,979
Cognizant Technology Solutions Corp., Class A (a)(b)	106,834	5,097,050

		10,303,029
Machinery — 0.4%
WABCO Holdings, Inc. (a)(b)	24,954	2,833,028

Portfolio Abbreviations
ADR	American Depositary Receipt	USD	U.S. Dollar

SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Common Stocks	Shares	Value
Media — 3.9%
Comcast Corp., Class A (a)	291,405	$19,331,808
Omnicom Group, Inc. (a)	67,153	5,708,005

		25,039,813
Metals & Mining — 0.7%
Rio Tinto PLC — ADR (a)	142,851	4,771,223
Multiline Retail — 0.3%
Dollar General Corp. (a)	22,341	1,563,647
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	86,505	3,621,964
Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp. (a)	37,490	2,375,366
BP PLC — ADR (a)	266,030	9,353,615
Chevron Corp. (a)	70,600	7,266,152
Hess Corp. (a)	54,589	2,927,062
Marathon Oil Corp. (a)	142,320	2,250,079
Statoil ASA — ADR (d)	142,650	2,396,520
Suncor Energy, Inc. (a)	235,155	6,532,606
TOTAL SA — ADR (a)	33,839	1,614,120
Valero Energy Corp. (a)	34,800	1,844,400

		36,559,920
Pharmaceuticals — 4.5%
Allergan PLC (a)(b)	18,948	4,363,914
Johnson & Johnson (a)	23,500	2,776,055
Mallinckrodt PLC (a)(b)	70,253	4,902,254
Pfizer, Inc. (a)	289,427	9,802,893
Teva Pharmaceutical Industries Ltd. — ADR (a)	151,238	6,958,460

		28,803,576
Road & Rail — 0.6%
Norfolk Southern Corp. (a)	42,313	4,106,900
Semiconductors & Semiconductor Equipment — 3.0%
Intel Corp. (a)	91,255	3,444,876
Lam Research Corp. (a)	135,554	12,838,319
NVIDIA Corp. (a)	44,110	3,022,417

		19,305,612
Software — 6.0%
Activision Blizzard, Inc. (a)	331,680	14,693,424
Dell Technologies, Inc. — VMware, Inc., Class V (b)	36,076	1,724,433
Microsoft Corp. (a)(c)	381,500	21,974,400

		38,392,257
Specialty Retail — 4.7%
GNC Holdings, Inc., Class A	4,609	94,116
Home Depot, Inc. (a)	112,849	14,521,409
Lowe’s Cos., Inc. (a)	198,497	14,333,468
Ross Stores, Inc. (a)	22,490	1,446,107

		30,395,100

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc. (a)(c)	284,000	$32,106,200
Tobacco — 2.3%
Altria Group, Inc. (a)	237,402	15,010,929
Total Common Stocks — 96.4%		620,889,769
Total Long-Term Investments (Cost — $587,165,154) — 96.4%		620,889,769

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (e)(f)	30,236,271	30,236,271
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.51% (e)(f)(g)	$631	630,615
Time Deposits	Par (000)
Brown Brothers Harriman & Co., 0.23%, 10/03/16	135	135,380
Total Short-Term Securities (Cost — $31,002,266) — 4.8%		31,002,266
Total Investments Before Options Written (Cost — $618,167,420*) — 101.2%		651,892,035

Options Written
(Premiums Received — $6,220,928) — (1.0)%		(6,135,993)
Total Investments Net of Options Written — 100.2%		645,756,042
Liabilities in Excess of Other Assets — (0.2)%		(1,316,276)

Net Assets — 100.0%		$644,439,766

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$620,939,356

Gross unrealized appreciation	$48,082,797
Gross unrealized depreciation	(17,130,118)

Net unrealized appreciation	$30,952,679

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

2	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Security, or a portion of security, is on loan.

(e)	Current yield as of period end.

(f)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	15,619,710	(15,619,710)	—	—	$52,615
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	30,236,271	30,236,271	$30,236,271	4,230
BlackRock Liquidity Series, LLC Money Market Series	—	$630,615	$630,615	630,615	1,774	[1]
Total				$30,866,886	$58,619

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Raytheon Co.	Call	10/03/16	USD	140.25	28	$(5)
AECOM	Call	10/05/16	USD	33.01	173	(28)
Intel Corp.	Call	10/06/16	USD	34.90	120	(34,214)
Activision Blizzard, Inc.	Call	10/07/16	USD	42.50	270	(50,355)
Alphabet, Inc., Class A	Call	10/07/16	USD	810.00	16	(5,760)
American International Group, Inc.	Call	10/07/16	USD	60.00	189	(4,725)
Apple, Inc.	Call	10/07/16	USD	108.00	159	(81,090)
Bank of America Corp.	Call	10/07/16	USD	16.00	1,955	(20,528)
Bank of America Corp.	Call	10/07/16	USD	16.50	641	(1,602)
Biogen, Inc.	Call	10/07/16	USD	320.00	23	(6,670)
BP PLC — ADR	Call	10/07/16	USD	34.00	36	(4,482)
BP PLC — ADR	Call	10/07/16	USD	34.50	36	(2,988)
Chevron Corp.	Call	10/07/16	USD	104.00	93	(4,278)
Citigroup, Inc.	Call	10/07/16	USD	47.50	74	(3,700)
Cognizant Technology Solutions Corp., Class A	Call	10/07/16	USD	56.50	147	(3,675)
Comcast Corp., Class A	Call	10/07/16	USD	67.00	131	(2,489)
CVS Health Corp.	Call	10/07/16	USD	92.00	184	(644)
Delta Air Lines, Inc.	Call	10/07/16	USD	37.50	185	(36,908)
Dow Chemical Co.	Call	10/07/16	USD	54.50	31	(93)
Facebook, Inc., Class A	Call	10/07/16	USD	126.00	20	(5,180)
Goldman Sachs Group, Inc.	Call	10/07/16	USD	167.50	137	(2,260)
Goldman Sachs Group, Inc.	Call	10/07/16	USD	170.00	19	(133)
Goodyear Tire & Rubber Co.	Call	10/07/16	USD	29.50	145	(38,788)
JPMorgan Chase & Co.	Call	10/07/16	USD	66.50	228	(11,856)
Mallinckrodt PLC	Call	10/07/16	USD	77.00	50	(1,000)
Norfolk Southern Corp.	Call	10/07/16	USD	95.50	55	(11,138)
Pfizer, Inc.	Call	10/07/16	USD	35.50	194	(388)
Suncor Energy, Inc.	Call	10/07/16	USD	29.00	192	(576)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/07/16	USD	54.00	10	(50)
U.S. Bancorp	Call	10/07/16	USD	44.00	201	(904)
UnitedHealth Group, Inc.	Call	10/07/16	USD	135.00	207	(107,122)
Valero Energy Corp.	Call	10/07/16	USD	56.50	29	(130)
Walgreens Boots Alliance, Inc.	Call	10/07/16	USD	82.50	223	(2,899)
Pfizer, Inc.	Call	10/13/16	USD	37.35	402	(3)

SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Activision Blizzard, Inc.	Call	10/14/16	USD	43.50	286	$(34,177)
Aetna, Inc.	Call	10/14/16	USD	118.00	74	(3,663)
Amgen, Inc.	Call	10/14/16	USD	175.00	52	(1,066)
Anadarko Petroleum Corp.	Call	10/14/16	USD	55.00	30	(25,275)
Apple, Inc.	Call	10/14/16	USD	106.00	149	(106,908)
Apple, Inc.	Call	10/14/16	USD	108.00	159	(84,668)
BP PLC — ADR	Call	10/14/16	USD	35.00	37	(2,424)
Chevron Corp.	Call	10/14/16	USD	104.00	31	(2,604)
Cisco Systems, Inc.	Call	10/14/16	USD	31.50	149	(4,992)
Cisco Systems, Inc.	Call	10/14/16	USD	32.00	149	(1,937)
Citigroup, Inc.	Call	10/14/16	USD	48.50	360	(18,180)
Cognizant Technology Solutions Corp., Class A	Call	10/14/16	USD	56.50	147	(3,675)
Comcast Corp., Class A	Call	10/14/16	USD	67.00	131	(5,044)
DR Horton, Inc.	Call	10/14/16	USD	32.50	240	(3,840)
Facebook, Inc., Class A	Call	10/14/16	USD	128.00	22	(3,795)
Hess Corp.	Call	10/14/16	USD	55.50	16	(1,240)
Home Depot, Inc.	Call	10/14/16	USD	135.00	203	(1,218)
Intel Corp.	Call	10/14/16	USD	36.50	152	(20,824)
JPMorgan Chase & Co.	Call	10/14/16	USD	68.00	230	(8,510)
Mallinckrodt PLC	Call	10/14/16	USD	78.50	33	(990)
Marathon Oil Corp.	Call	10/14/16	USD	17.00	164	(3,198)
Microsoft Corp.	Call	10/14/16	USD	57.00	173	(17,214)
Microsoft Corp.	Call	10/14/16	USD	58.00	134	(5,561)
Norfolk Southern Corp.	Call	10/14/16	USD	92.50	101	(45,450)
NVIDIA Corp.	Call	10/14/16	USD	62.50	52	(32,500)
Pfizer, Inc.	Call	10/14/16	USD	35.50	317	(3,487)
Raytheon Co.	Call	10/14/16	USD	141.50	208	(2,105)
Southwest Airlines Co.	Call	10/14/16	USD	38.50	280	(30,100)
Suncor Energy, Inc.	Call	10/14/16	USD	28.50	188	(3,854)
Tyson Foods, Inc., Class A	Call	10/14/16	USD	74.50	99	(12,622)
U.S. Bancorp	Call	10/14/16	USD	43.50	254	(6,985)
UnitedHealth Group, Inc.	Call	10/14/16	USD	142.00	8	(516)
Valero Energy Corp.	Call	10/14/16	USD	57.00	29	(348)
Activision Blizzard, Inc.	Call	10/21/16	USD	45.00	550	(29,700)
Activision Blizzard, Inc.	Call	10/21/16	USD	46.00	360	(8,280)
Aetna, Inc.	Call	10/21/16	USD	119.00	60	(3,030)
Aetna, Inc.	Call	10/21/16	USD	125.00	250	(2,875)
Alphabet, Inc., Class A	Call	10/21/16	USD	810.00	42	(34,440)
Altria Group, Inc.	Call	10/21/16	USD	67.50	186	(279)
Amdocs Ltd.	Call	10/21/16	USD	60.00	105	(4,462)
American International Group, Inc.	Call	10/21/16	USD	60.00	99	(6,088)
Amgen, Inc.	Call	10/21/16	USD	175.00	59	(2,802)
Anadarko Petroleum Corp.	Call	10/21/16	USD	60.00	105	(44,888)
Apple, Inc.	Call	10/21/16	USD	105.00	100	(82,501)
Apple, Inc.	Call	10/21/16	USD	110.00	332	(128,650)
Bank of America Corp.	Call	10/21/16	USD	16.00	409	(12,066)
Bank of America Corp.	Call	10/21/16	USD	17.00	640	(3,840)
BP PLC — ADR	Call	10/21/16	USD	34.00	144	(21,168)
BP PLC — ADR	Call	10/21/16	USD	36.00	143	(4,719)
Carnival Corp.	Call	10/21/16	USD	47.00	510	(121,125)
CDW Corp.	Call	10/21/16	USD	45.00	68	(9,180)
Chevron Corp.	Call	10/21/16	USD	105.00	31	(2,402)
Cigna Corp.	Call	10/21/16	USD	135.00	71	(9,904)
Cigna Corp.	Call	10/21/16	USD	140.00	35	(928)
Cisco Systems, Inc.	Call	10/21/16	USD	31.50	600	(25,200)
Cisco Systems, Inc.	Call	10/21/16	USD	32.00	356	(7,120)
Citigroup, Inc.	Call	10/21/16	USD	45.00	19	(5,244)
Citigroup, Inc.	Call	10/21/16	USD	47.50	71	(7,952)
Comcast Corp., Class A	Call	10/21/16	USD	67.50	301	(11,438)
Dr. Pepper Snapple Group, Inc.	Call	10/21/16	USD	92.50	155	(16,275)
Dr. Pepper Snapple Group, Inc.	Call	10/21/16	USD	95.00	150	(4,500)
EMCOR Group, Inc.	Call	10/21/16	USD	60.00	78	(6,240)
Flex Ltd.	Call	10/21/16	USD	13.00	510	(34,935)
Gilead Sciences, Inc.	Call	10/21/16	USD	82.50	183	(8,601)

4	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
GoDaddy, Inc., Class A	Call	10/21/16	USD	34.00	50	$(6,375)
GoDaddy, Inc., Class A	Call	10/21/16	USD	35.00	75	(5,625)
Goldman Sachs Group, Inc.	Call	10/21/16	USD	165.00	76	(16,948)
Goodyear Tire & Rubber Co.	Call	10/21/16	USD	33.00	173	(9,082)
Hess Corp.	Call	10/21/16	USD	62.50	67	(3,350)
Humana, Inc.	Call	10/21/16	USD	185.00	85	(12,538)
JPMorgan Chase & Co.	Call	10/21/16	USD	67.50	306	(21,267)
L-3 Communications Holdings, Inc.	Call	10/21/16	USD	150.00	65	(18,850)
L-3 Communications Holdings, Inc.	Call	10/21/16	USD	155.00	65	(4,875)
Laboratory Corp. of America Holdings	Call	10/21/16	USD	135.00	250	(95,000)
Lam Research Corp.	Call	10/21/16	USD	92.50	397	(162,770)
Lennar Corp., Class A	Call	10/21/16	USD	47.00	150	(2,100)
Mallinckrodt PLC	Call	10/21/16	USD	80.00	120	(3,000)
Microsoft Corp.	Call	10/21/16	USD	60.00	518	(23,310)
Omnicom Group, Inc.	Call	10/21/16	USD	85.00	340	(56,950)
Packaging Corp. of America	Call	10/21/16	USD	82.50	258	(45,150)
Rio Tinto PLC — ADR	Call	10/21/16	USD	32.50	37	(5,920)
Southwest Airlines Co.	Call	10/21/16	USD	39.00	280	(25,200)
Southwest Airlines Co.	Call	10/21/16	USD	40.00	279	(13,252)
Suncor Energy, Inc.	Call	10/21/16	USD	27.00	275	(30,800)
Suncor Energy, Inc.	Call	10/21/16	USD	28.00	91	(4,550)
SunTrust Banks, Inc.	Call	10/21/16	USD	43.00	155	(23,482)
SunTrust Banks, Inc.	Call	10/21/16	USD	45.00	526	(26,563)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/21/16	USD	52.50	249	(622)
TOTAL SA — ADR	Call	10/21/16	USD	50.00	56	(1,120)
Travelers Cos., Inc.	Call	10/21/16	USD	120.00	46	(1,495)
Tyson Foods, Inc., Class A	Call	10/21/16	USD	77.50	180	(8,100)
U.S. Bancorp	Call	10/21/16	USD	44.00	395	(11,455)
U.S. Bancorp	Call	10/21/16	USD	45.00	118	(1,062)
United Continental Holdings, Inc.	Call	10/21/16	USD	55.00	31	(2,356)
UnitedHealth Group, Inc.	Call	10/21/16	USD	140.00	25	(6,300)
Valero Energy Corp.	Call	10/21/16	USD	57.00	29	(638)
Valero Energy Corp.	Call	10/21/16	USD	57.50	58	(986)
WABCO Holdings, Inc.	Call	10/21/16	USD	110.00	75	(41,250)
Walgreens Boots Alliance, Inc.	Call	10/21/16	USD	85.00	80	(4,320)
Wyndham Worldwide Corp.	Call	10/21/16	USD	70.00	264	(11,880)
Aetna, Inc.	Call	10/28/16	USD	116.00	42	(9,282)
Aetna, Inc.	Call	10/28/16	USD	117.00	134	(23,316)
Allergan PLC	Call	10/28/16	USD	250.00	94	(9,165)
Alphabet, Inc., Class A	Call	10/28/16	USD	827.50	56	(69,440)
Altria Group, Inc.	Call	10/28/16	USD	65.00	162	(5,670)
Amdocs Ltd.	Call	10/28/16	USD	60.00	150	(8,844)
American International Group, Inc.	Call	10/28/16	USD	58.50	191	(31,324)
Anadarko Petroleum Corp.	Call	10/28/16	USD	65.00	26	(4,511)
Apple, Inc.	Call	10/28/16	USD	110.00	100	(51,500)
AT&T Inc.	Call	10/28/16	USD	42.00	93	(1,348)
Bank of America Corp.	Call	10/28/16	USD	15.50	738	(43,542)
Biogen, Inc.	Call	10/28/16	USD	325.00	103	(88,580)
BP PLC — ADR	Call	10/28/16	USD	35.00	217	(19,747)
Chevron Corp.	Call	10/28/16	USD	101.00	59	(19,912)
Cisco Systems, Inc.	Call	10/28/16	USD	31.50	414	(20,700)
Citigroup, Inc.	Call	10/28/16	USD	48.00	91	(9,191)
Cognizant Technology Solutions Corp., Class A	Call	10/28/16	USD	54.50	120	(4,200)
Comcast Corp., Class A	Call	10/28/16	USD	67.00	262	(25,676)
CVS Health Corp.	Call	10/28/16	USD	93.50	58	(928)
Delta Air Lines, Inc.	Call	10/28/16	USD	40.50	220	(21,230)
Dollar General Corp.	Call	10/28/16	USD	72.50	110	(7,975)
DR Horton, Inc.	Call	10/28/16	USD	31.50	245	(6,248)
Facebook, Inc., Class A	Call	10/28/16	USD	132.00	64	(10,784)
Gilead Sciences, Inc.	Call	10/28/16	USD	80.00	197	(28,270)
Goldman Sachs Group, Inc.	Call	10/28/16	USD	170.00	19	(2,109)
Hess Corp.	Call	10/28/16	USD	51.00	16	(7,040)
Hess Corp.	Call	10/28/16	USD	54.00	6	(1,305)
Home Depot, Inc.	Call	10/28/16	USD	130.00	78	(11,583)

SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Intel Corp.	Call	10/28/16	USD	37.00	64	$(9,216)
Johnson & Johnson	Call	10/28/16	USD	119.00	117	(16,672)
JPMorgan Chase & Co.	Call	10/28/16	USD	68.00	630	(40,005)
Lowe’s Cos., Inc.	Call	10/28/16	USD	74.00	153	(7,803)
Marathon Oil Corp.	Call	10/28/16	USD	16.00	17	(1,318)
Marathon Oil Corp.	Call	10/28/16	USD	16.50	47	(2,656)
Microsoft Corp.	Call	10/28/16	USD	58.00	307	(39,910)
NVIDIA Corp.	Call	10/28/16	USD	66.00	85	(33,150)
Schlumberger Ltd.	Call	10/28/16	USD	81.50	8	(624)
Southwest Airlines Co.	Call	10/28/16	USD	39.50	210	(22,050)
Suncor Energy, Inc.	Call	10/28/16	USD	28.50	183	(8,692)
Tyson Foods, Inc., Class A	Call	10/28/16	USD	76.00	100	(11,250)
U.S. Bancorp	Call	10/28/16	USD	44.00	323	(11,628)
United Continental Holdings, Inc.	Call	10/28/16	USD	54.50	50	(6,075)
UnitedHealth Group, Inc.	Call	10/28/16	USD	144.00	7	(732)
Walgreens Boots Alliance, Inc.	Call	10/28/16	USD	83.00	445	(54,290)
Alphabet, Inc., Class A	Call	11/04/16	USD	822.50	54	(85,050)
Altria Group, Inc.	Call	11/04/16	USD	63.50	402	(42,813)
Apple, Inc.	Call	11/04/16	USD	114.00	299	(91,942)
Bank of America Corp.	Call	11/04/16	USD	16.00	271	(10,298)
Biogen, Inc.	Call	11/04/16	USD	325.00	20	(19,100)
BP PLC — ADR	Call	11/04/16	USD	35.50	144	(11,304)
Cisco Systems, Inc.	Call	11/04/16	USD	31.50	750	(43,500)
Cognizant Technology Solutions Corp., Class A	Call	11/04/16	USD	56.50	120	(2,400)
Comcast Corp., Class A	Call	11/04/16	USD	67.00	202	(22,523)
CVS Health Corp.	Call	11/04/16	USD	91.00	212	(15,900)
Dow Chemical Co.	Call	11/04/16	USD	54.00	58	(3,219)
DR Horton, Inc.	Call	11/04/16	USD	31.00	120	(5,940)
DR Horton, Inc.	Call	11/04/16	USD	31.50	140	(4,690)
Gilead Sciences, Inc.	Call	11/04/16	USD	84.00	250	(25,250)
Goldman Sachs Group, Inc.	Call	11/04/16	USD	165.00	35	(10,938)
Goodyear Tire & Rubber Co.	Call	11/04/16	USD	32.50	514	(61,680)
Hess Corp.	Call	11/04/16	USD	51.00	43	(20,210)
Hess Corp.	Call	11/04/16	USD	51.50	65	(28,438)
Hess Corp.	Call	11/04/16	USD	54.50	7	(1,652)
Home Depot, Inc.	Call	11/04/16	USD	132.00	80	(7,760)
JPMorgan Chase & Co.	Call	11/04/16	USD	68.00	324	(25,434)
Lowe’s Cos., Inc.	Call	11/04/16	USD	75.00	289	(11,271)
Mallinckrodt PLC	Call	11/04/16	USD	73.50	150	(30,750)
Marathon Oil Corp.	Call	11/04/16	USD	15.00	163	(24,368)
Marathon Oil Corp.	Call	11/04/16	USD	16.50	47	(3,360)
Microsoft Corp.	Call	11/04/16	USD	58.50	133	(15,162)
Microsoft Corp.	Call	11/04/16	USD	59.00	133	(12,436)
Norfolk Southern Corp.	Call	11/04/16	USD	99.50	55	(8,112)
Schlumberger Ltd.	Call	11/04/16	USD	76.50	119	(41,948)
Suncor Energy, Inc.	Call	11/04/16	USD	28.50	259	(14,245)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/04/16	USD	52.50	100	(3,300)
U.S. Bancorp	Call	11/04/16	USD	43.00	220	(19,470)
United Continental Holdings, Inc.	Call	11/04/16	USD	54.50	50	(7,250)
UnitedHealth Group, Inc.	Call	11/04/16	USD	144.00	8	(1,048)
Valero Energy Corp.	Call	11/04/16	USD	57.50	14	(623)
Walgreens Boots Alliance, Inc.	Call	11/04/16	USD	82.00	70	(12,495)
Altria Group, Inc.	Call	11/11/16	USD	63.50	218	(26,705)
Bank of America Corp.	Call	11/11/16	USD	15.50	728	(49,504)
Cisco Systems, Inc.	Call	11/11/16	USD	32.00	356	(15,130)
Citigroup, Inc.	Call	11/11/16	USD	47.00	91	(16,062)
CVS Health Corp.	Call	11/11/16	USD	90.50	254	(37,465)
DR Horton, Inc.	Call	11/11/16	USD	31.00	120	(9,540)
Hess Corp.	Call	11/11/16	USD	57.00	7	(1,152)
Raytheon Co.	Call	11/11/16	USD	140.75	103	(12,020)
Activision Blizzard, Inc.	Call	11/18/16	USD	45.00	192	(28,416)
Aetna, Inc.	Call	11/18/16	USD	125.00	76	(4,598)
Altria Group, Inc.	Call	11/18/16	USD	65.00	218	(14,715)
Amgen, Inc.	Call	11/18/16	USD	170.00	59	(22,715)

6	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anadarko Petroleum Corp.	Call	11/18/16	USD	65.00	26	$(6,877)
Apple, Inc.	Call	11/18/16	USD	120.00	123	(16,912)
AT&T Inc.	Call	11/18/16	USD	42.00	95	(2,565)
Avery Dennison Corp.	Call	11/18/16	USD	80.00	135	(22,275)
Bank of America Corp.	Call	11/18/16	USD	16.00	739	(34,364)
BP PLC — ADR	Call	11/18/16	USD	36.00	573	(36,672)
Centene Corp.	Call	11/18/16	USD	70.00	320	(59,200)
Chevron Corp.	Call	11/18/16	USD	105.00	140	(23,520)
Cigna Corp.	Call	11/18/16	USD	135.00	35	(9,905)
Citigroup, Inc.	Call	11/18/16	USD	47.50	78	(12,597)
Comcast Corp., Class A	Call	11/18/16	USD	67.50	430	(49,450)
Delta Air Lines, Inc.	Call	11/18/16	USD	40.00	220	(33,990)
Dow Chemical Co.	Call	11/18/16	USD	52.50	143	(17,804)
EMCOR Group, Inc.	Call	11/18/16	USD	60.00	77	(14,245)
Facebook, Inc., Class A	Call	11/18/16	USD	130.00	11	(4,565)
Flex Ltd.	Call	11/18/16	USD	14.00	800	(26,000)
Gilead Sciences, Inc.	Call	11/18/16	USD	82.50	150	(27,675)
Hess Corp.	Call	11/18/16	USD	52.50	44	(17,160)
Home Depot, Inc.	Call	11/18/16	USD	130.00	205	(57,298)
Intel Corp.	Call	11/18/16	USD	38.00	120	(12,480)
Lear Corp.	Call	11/18/16	USD	120.00	201	(105,525)
Lennar Corp., Class A	Call	11/18/16	USD	48.00	150	(1,425)
Lowe’s Cos., Inc.	Call	11/18/16	USD	72.50	274	(54,663)
Lowe’s Cos., Inc.	Call	11/18/16	USD	75.00	276	(26,910)
Marathon Oil Corp.	Call	11/18/16	USD	15.00	273	(45,045)
Microsoft Corp.	Call	11/18/16	USD	60.00	509	(36,648)
NVIDIA Corp.	Call	11/18/16	USD	70.00	83	(30,295)
Pfizer, Inc.	Call	11/18/16	USD	35.00	402	(11,859)
Ross Stores, Inc.	Call	11/18/16	USD	62.50	112	(39,760)
SunTrust Banks, Inc.	Call	11/18/16	USD	44.00	130	(18,460)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/18/16	USD	52.50	100	(2,300)
TOTAL SA — ADR	Call	11/18/16	USD	47.50	80	(14,400)
TOTAL SA — ADR	Call	11/18/16	USD	50.00	33	(2,228)
U.S. Bancorp	Call	11/18/16	USD	44.00	253	(14,674)
UnitedHealth Group, Inc.	Call	11/18/16	USD	140.00	7	(2,642)
Valero Energy Corp.	Call	11/18/16	USD	57.50	15	(998)
WABCO Holdings, Inc.	Call	11/18/16	USD	115.00	50	(18,750)
Teva Pharmaceutical Industries Ltd. — ADR	Call	12/16/16	USD	50.00	192	(17,472)
Total						$(5,038,004)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Carnival Corp.	Call	Goldman Sachs International	10/03/16	USD	48.15	35,000	$(28,498)
Lam Research Corp.	Call	Deutsche Bank AG	10/03/16	USD	89.90	4,000	(19,566)
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	10/03/16	USD	46.40	7,900	—
Rio Tinto PLC — ADR	Call	Deutsche Bank AG	10/03/16	USD	33.20	20,000	(10,715)
Owens Corning	Call	UBS AG	10/04/16	USD	53.87	20,700	(11,037)
Statoil ASA — ADR	Call	Citibank N.A.	10/04/16	USD	16.70	31,000	(9,436)
Lear Corp.	Call	UBS AG	10/05/16	USD	115.66	17,700	(100,726)
SLM Corp.	Call	JPMorgan Chase Bank N.A.	10/06/16	USD	7.44	78,600	(12,556)
SunTrust Banks, Inc.	Call	JPMorgan Chase Bank N.A.	10/07/16	USD	44.88	12,900	(2,782)
Packaging Corp. of America	Call	UBS AG	10/11/16	USD	77.00	6,200	(30,350)
CDW Corp.	Call	Deutsche Bank AG	10/13/16	USD	45.00	25,000	(28,950)
Lam Research Corp.	Call	Morgan Stanley & Co. International PLC	10/13/16	USD	93.83	24,000	(66,019)
Centene Corp.	Call	Deutsche Bank AG	10/14/16	USD	72.74	27,500	(1,979)
Public Service Enterprise Group, Inc.	Call	Goldman Sachs International	10/17/16	USD	44.23	30,700	(2,564)
Owens Corning	Call	UBS AG	10/18/16	USD	53.87	20,700	(26,588)
Raytheon Co.	Call	Goldman Sachs International	10/19/16	USD	138.92	4,600	(3,228)
Avery Dennison Corp.	Call	Deutsche Bank AG	10/20/16	USD	76.28	9,000	(20,700)
Flex Ltd.	Call	Bank of America N.A.	10/25/16	USD	13.34	10,000	(4,513)

SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Rio Tinto PLC — ADR	Call	Barclays Bank PLC	10/25/16	USD	31.59	11,000	$(27,263)
Statoil ASA — ADR	Call	Goldman Sachs International	10/25/16	USD	17.05	40,000	(13,216)
Carnival Corp.	Call	Citibank N.A.	10/27/16	USD	45.74	51,000	(192,558)
Centene Corp.	Call	Goldman Sachs International	10/27/16	USD	69.35	3,300	(5,586)
SLM Corp.	Call	Morgan Stanley & Co. International PLC	10/27/16	USD	7.37	159,200	(57,151)
Dr. Pepper Snapple Group, Inc.	Call	Citibank N.A.	10/28/16	USD	95.65	22,900	(7,711)
GoDaddy, Inc., Class A	Call	Deutsche Bank AG	10/28/16	USD	34.23	7,900	(10,268)
Lear Corp.	Call	Deutsche Bank AG	11/02/16	USD	115.60	11,000	(81,413)
Packaging Corp. of America	Call	Goldman Sachs International	11/02/16	USD	80.00	13,700	(49,937)
Rio Tinto PLC — ADR	Call	Barclays Bank PLC	11/02/16	USD	31.59	11,000	(29,216)
SLM Corp.	Call	Morgan Stanley & Co. International PLC	11/03/16	USD	7.45	103,000	(36,257)
Rio Tinto PLC — ADR	Call	Deutsche Bank AG	11/07/16	USD	31.71	7,200	(19,315)
Amdocs Ltd.	Call	Credit Suisse International	11/08/16	USD	61.00	24,000	(12,982)
SLM Corp.	Call	Morgan Stanley & Co. International PLC	11/10/16	USD	7.45	103,000	(39,723)
CDW Corp.	Call	Credit Suisse International	11/14/16	USD	44.28	23,200	(51,523)
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	11/15/16	USD	44.34	4,600	(1,675)
AECOM	Call	Credit Suisse International	11/16/16	USD	28.81	20,000	(59,583)
Rio Tinto PLC — ADR	Call	Goldman Sachs International	11/28/16	USD	34.81	18,000	(22,405)
Total							$(1,097,989)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

8	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$620,889,769	—	—	$620,889,769
Short-Term Investments:
Money Market Funds	30,236,271	$630,615	—	30,866,886
Time Deposits	—	135,380	—	135,380

Total	$651,126,040	$765,995	—	$651,892,035

[1] See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(4,980,785)	$(1,155,208)	—	$(6,135,993)

[2] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,842	—	—	$1,842
Cash pledged as collateral for OTC derivatives	420,000	—	—	420,000
Liabilities:
Bank overdraft	—	$(295,752)	—	(295,752)
Collateral on securities loaned at value	—	(630,615)	—	(630,615)

Total	$421,842	$(926,367)	—	$(504,525)

During the period ended September 30, 2016, there were no transfers between levels.

SEPTEMBER 30, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 22, 2016